Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Analysis of income and expense [abstract]
Interest income	€ 0.1	€ 0.5	€ 1.9	€ 0.5
Net fair value gains on derivatives held for trading	0.0	0.0	0.0	1.7
Net foreign exchange gains on translation of financial assets and liabilities	0.7	0.6	1.6	0.5
Total finance income	0.8	1.1	3.5	2.7
Interest expense	(12.7)	(10.9)	(38.5)	(33.1)
Interest expense on lease liabilities	1.4	0.0	4.1	0.0
Net pension interest costs	(0.9)	(0.9)	(2.8)	(2.7)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.0)
Net fair value losses on derivatives held for trading	(3.2)	(1.3)	(4.6)	0.0
Interest on unwinding discounted items	0.0	(0.3)	0.0	(0.9)
Losses on restructuring of debt	0.0	0.7	0.0	(1.1)
Total finance costs	(18.7)	(13.2)	(51.5)	(38.8)
Net financing costs	€ 17.9	€ 12.1	€ 48.0	€ 36.1